Accounting Policies - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Increase To Provision For Uncertain Tax Positions	$ 44
Increase To Lease Liability	1,248
Additions to right-of-use assets	1,067
Adjustments To Other Assets And Liabilities	110
Adjustment to retained earnings due to IFRS 16	$ 69
Borrowing rate applied to lease liabilities (as a percent)		4.70%
Operating lease commitments reported as at 31 December 2018 under IAS 17		$ 1,717
Lease liability opening balance reported as at 1 January 2019 under IFRS 16		$ 1,292